Other income (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Other income
Other income	SFr 70,835		SFr 658,818	SFr 499,894
Deferred income	330,779		0
Short term deferred income	165,389
Long term deferred income	165,390
Eurostars (Innosuisse)
Other income
Proceeds from grants	SFr 380,184
Project period partially funded by grants received	2 years
Other income	SFr 49,405
Deferred income	330,079
Short term deferred income	165,389
Long term deferred income	165,390
The Michael J. Fox Foundation
Other income
Proceeds from grants | $		$ 1.8
Other income			SFr 609,212	SFr 464,916
IT consultancy agreements
Other income
Other income	SFr 21,430